--------------------------------------------------------------------------------
LIBERTY STRATEGIC BALANCED FUND      Annual Report
--------------------------------------------------------------------------------
October 31, 2000

[COVER PHOTO]

President's Message

Dear Shareholder:

You may have noticed that the name of your fund has been changed to include Liberty. This change does not affect the investment objectives and strategies employed by the Fund's managers. We believe the new name better reflects that your Fund is part of the Liberty family of funds representing a wide selection of investment styles and specialized money management. The goal of all Liberty funds is to help you reach financial freedom -- however you define it.

The stock and bond markets faced numerous challenges during the 12-month period ended October 31, 2000. For the first half of the fiscal year, expansion in the technology sector sent a number of stocks to all-time highs. This soon changed as inflation fears, valuation concerns, rising oil prices and profit warnings ignited severe and widespread volatility. Similarly, the bond market went through its own shifts. In early 2000, bonds were held back initially by the threat of higher interest rates and inflation. As the Federal Reserve enacted its fifth and sixth interest rate hikes in less than a year in the second half, investors were convinced that inflationary pressures would ultimately be curbed and the fixed-income markets rallied.

Looking back at these events, I am reminded that diversification can provide many benefits to investors seeking to soften the effects of changing market conditions. By owning a balanced combination of equities, bonds and cash, Liberty Strategic Balanced Fund managed a positive return during a period of considerable turmoil.

The following report details the strategies employed by your Fund's portfolio managers during the period. For more information, contact your financial advisor or visit us online at www.libertyfunds.com for updates on the Fund. As always, we thank you for choosing Liberty Strategic Balanced Fund and for giving us the opportunity to serve your investment needs.

Sincerely,


/s/ Stephen E. Gibson

Stephen E. Gibson
President
January 3, 2001

---------------------------
Not FDIC    May Lose Value
Insured   No Bank Guarantee
---------------------------

Because economic and market trends change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

--------------------------------------------------------------------------------
Highlights
--------------------------------------------------------------------------------

o     Challenging market conditions impacted performance

      A number of technology stocks reached all-time highs during the first half of the fiscal year, while inflation fears, valuation concerns, rising oil prices and profit warnings ignited widespread volatility in the second half. Bonds initially held back, then rallied as concerns about inflation subsided and the economy moved into a slower gear.

o     Assets redirected to help dampen volatility

      Although selected technology stocks were major contributors to the Fund's performance, we took steps this year to dampen volatility by trimming our exposure when prices were higher. While we maintained considerable long-term holdings in high-growth industries, we redirected assets into more defensive areas, such as financial services and attractively valued foreign stocks.

o     Reduced exposure to interest rate changes

      Anticipating increases in short-term rates last fall, we reduced our exposure to longer-term securities in January. We reversed course and increased our weighting in long-term Treasuries as the federal budget surpluses ramped higher causing the U.S. Treasury to buy back long-term bonds. Later on, we emphasized corporate issues in order to inexpensively capture additional yield.

              Liberty Strategic Balanced Fund vs. Index Performance
                               11/1/99 - 10/31/00

Liberty Strategic
Balanced Fund, Class A                                      Lehman Brothers
shares, without a                                           Government/Corporate
sales charge                      S&P 500 Index             Bond Index
--------------------------------------------------------------------------------
     4.24%                            6.08%                       7.13%


Past performance does not guarantee future results. Returns and value of an investment may vary resulting in a gain or loss on sale.

The S&P 500 Index tracks the performance of 500 large-capitalization U.S. stocks. The Lehman Brothers Government/Corporate Bond Index tracks the performance of both U.S. government and U.S. corporate bonds. These indexes are common benchmarks for the markets in which the Fund normally invests. Unlike mutual funds, it is not possible to invest directly in an index.

Net asset value per share as of 10/31/00

Class A                 $14.02
-----------------------------------
Class B                 $13.99
-----------------------------------
Class C                 $14.01
-----------------------------------

Distributions declared per share 11/1/99 to 10/31/00

Class A                 $1.96
-----------------------------------
Class B                 $1.86
-----------------------------------
Class C                 $1.86
-----------------------------------

--------------------------------------------------------------------------------
Portfolio Managers' Report
--------------------------------------------------------------------------------

Top five government bonds as of 10/31/00

FHLMC Gold 30 Yr.
   6.50% 2030            3.8%
-----------------------------
U.S. Treasury Notes
   6.50% 2010            3.4%
-----------------------------
U.S. Treasury Bonds
   8.75% 2017            2.2%
-----------------------------
U.S. Treasury Notes
   11.875% 2003          1.6%
-----------------------------
U.S. Treasury Bonds
   11.625% 2004          1.3%
-----------------------------

Top five equity holdings as of 10/31/00

General Electric         2.1%
-----------------------------
Cisco Systems            1.9%
-----------------------------
Amer. Intl. Group        1.7%
-----------------------------
Vodafone  AirTouch       1.7%
-----------------------------
Citigroup                1.7%

Portfolio holdings are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain the same portfolio holdings in the future.

A volatile year

Liberty Strategic Balanced Fund, which invests in a combination of stocks, bonds and short-term securities, faced a challenging environment over the 12-month period ended October 31, 2000. The Fund's Class A shares provided a positive total return of 4.24%, without a sales charge, while the S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index returned 6.08% and 7.13%, respectively. We have positioned the portfolio to assume a slightly higher degree of risk than is typically found in a balanced fund. Although this strategy worked to the Fund's advantage earlier in the fiscal year, it proved a drag on performance in the latter part.

Technology holdings ahead of the pack

As mentioned in our last report, we increased our allocation to stocks during the period, favoring large-capitalization, globally positioned companies in high-growth industries. Over the course of the fiscal year, technology investments in data storage leader EMC (1.40% of net assets), networking giant Sun Microsystems (1.44% of net assets) and fiber-optic powerhouse Corning (0.73% of net assets) were major contributors to the Fund's performance. Although many of our technology stocks suffered in the second half of the year, these companies held their own, ending the period well ahead of the pack. We were not as fortunate with our telecommunications holdings, for example wireless service provider Vodafone AirTouch (1.68% of net assets) and handset manufacturer Nokia (1.13% of net assets), which grappled with fears of slower growth and competitive pressures.

Despite our growth bias, we took opportunities earlier this year to scale back some of this risk by trimming our technology weighting when prices were higher. While we still maintain sizable holdings in these companies, we redirected assets into more defensive areas, such as financial services. When investors turned away from technology and sought more reasonably valued alternatives, the Fund benefited from exposure to leading global players Citigroup (1.68% of net assets) and American International Group (1.71% of net assets).

Overseas opportunities

In pursuing greater diversification, we invested in lesser-known foreign markets offering high potential rewards. At the end of the period, foreign securities comprised approximately 13.7% of net assets. With an eye on dampening the impact of volatility from the U.S. markets, a strong U.S. dollar and weakness in Europe and Japan diluted this strategy. However, we remain confident in this approach over the long haul,

--------------------------------------------------------------------------------
Portfolio Managers' Report (continued)
--------------------------------------------------------------------------------

as evidenced by our purchase of two Chinese initial public offerings (IPOs):
Petrochina and China Unicom (0.32% and 0.03% of net assets, respectively). Though newly public, these companies are established businesses, ranking among China's largest enterprises in energy and telecommunications. These holdings have not had a significant impact on the Fund's performance. The valuations of both companies made them attractive investments. Given their size and China's potential for significant market growth, the IPOs appeared extremely well priced and have proven to date to be worthwhile investments.

Reduced exposure to changing interest rates

In anticipation of rising interest rates in the fall of 1999, we reduced our exposure to rising interest rates by cutting holdings of longer-term securities. In January 2000, when a burgeoning federal budget surplus triggered the U.S. Treasury to initiate a program to buy back longer-term government debt, we increased our weighting in long-term Treasuries, capturing significant price appreciation. In the spring, we again shifted our emphasis to shorter-maturity issues, replacing Treasury bonds with investment-grade corporate securities. Corporate bonds, having lagged Treasuries during the earlier rally, in our view represented a relatively inexpensive way to generate additional yield for the portfolio.

An emphasis on dividend-paying stocks

We believe the economy has begun to moderate, and inflation is holding between 2.5% and 3%. In light of this, we are searching for traditional companies that may benefit from use of new technologies to boost profit margins, improve products and gain a competitive edge. We are also looking at companies with a history of paying sizable dividends, which may become increasingly attractive in a more subdued market. In any event, we will continue to explore a wide range of strategic opportunities.


/s/ Harvey Hirschhorn                                /s/ Carl Ericson
Harvey Hirschhorn                                    Carl Ericson


/s/ Laura Ostrander                                  /s/ Michael T. Kennedy
Laura Ostrander                                      Michael T. Kennedy

Harvey Hirschhorn is an executive vice president of Colonial Management Associates (CMA) and is lead portfolio manager of the Fund. Carl Ericson is a senior vice president and Director and Manager of the Taxable Fixed-Income Group of CMA. Laura Ostrander and Michael T. Kennedy are senior vice presidents of CMA.

The value and returns earned on an investment in the Fund may be affected by stock market fluctuations. Investing in smaller-cap stocks may include liquidity risks as well. Changes in interest rates and financial strength of issuers of lower-rated bonds, foreign, political and economic developments may also affect Fund performance.

Top five countries as of 10/31/00

United States           83.1%
-----------------------------
United Kingdom           2.1%
-----------------------------
Japan                    1.6%
-----------------------------
Switzerland              1.6%
-----------------------------
Finland                  1.1%
-----------------------------

Portfolio holding breakdowns are calculated as a percentage of net assets. Country breakdowns are calculated as a percentage of total investments. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these securities or invest in these countries in the future.

BOUGHT
--------------------------------------------------------------------------------

Real estate investment trusts or REITs (0.24% of net assets), on the belief that markets will focus more on yield. Because REITs pay nearly all their revenues in dividends, yields can be extremely attractive. REITs may also be a play on the potential cash flow growth of new technologies, as real estate companies act as intermediaries in the rollout of these services.

--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------

Performance of a $10,000 investment in all share classes 9/30/94 - 10/31/00

Class A     $20,158       $19,206
---------------------------------
Class B     $19,559       $19,559
---------------------------------
Class C     $19,549       $19,549
---------------------------------

SOLD
--------------------------------------------------------------------------------

We trimmed handset manufacturer Nokia (1.13% of net assets) prior to the sell-off in telecommunications stocks. As one of the better-performing wireless equipment stocks in recent years, valuations appeared stretched and were compounded by fears of slower growth and increased competition. Despite the downturn, the Fund remains optimistic about the company's prospects and continues to maintain sizable holdings.

Performance of a $10,000 investment in Class A shares 9/30/94 - 10/31/00

           With sales      Without sales                       S&P 500
             charge           charge            Lehman          Index
           ----------      -------------        ------         -------
 9/30/94    $10,000           $10,000           $10,000        $10,000
10/31/00    $19,206           $20,158           $15,613        $34,432

Average Annual Total Returns as of 10/31/00

Share class               A                       B                        C
Inception date         9/19/94                 9/19/94                  9/19/94
---------------------------------------------------------------------------------------
                   Without     With      Without       With       Without      With
                    Sales      Sales      Sales        Sales       Sales       Sales
                   Charge     Charge     Charge       Charge      Charge      Charge
---------------------------------------------------------------------------------------
 One year           4.24%     (0.73)%     3.50%       (1.06)%       3.49%       2.58%
---------------------------------------------------------------------------------------
 Five years        10.60       9.53      10.01         9.74        10.00       10.00
---------------------------------------------------------------------------------------
 Life of Fund      11.93      11.04      11.36        11.36        11.35       11.35
---------------------------------------------------------------------------------------

Average Annual Total Returns as of 9/30/00

Share class                A                      B                        C
---------------------------------------------------------------------------------------
                   Without     With      Without       With       Without      With
                    Sales      Sales      Sales        Sales       Sales       Sales
                   Charge     Charge     Charge       Charge      Charge      Charge
---------------------------------------------------------------------------------------
 One year           8.79%      3.61%      8.11%        3.34%        8.09%       7.13%
---------------------------------------------------------------------------------------
 Five years        10.97       9.90      10.40        10.13        10.38       10.38
---------------------------------------------------------------------------------------
 Life of Fund      12.43      11.53      11.87        11.87        11.86       11.86
---------------------------------------------------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0% and the Class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes varies based on differences in sales charges and fees associated with each class.

The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Lehman Brothers Government/Corporate Bond Index (Lehman) is an unmanaged index that tracks the performance of U.S. government and U.S. corporate bonds. Unlike mutual funds, indexes do not incur fees or charges. It is not possible to invest in an index.

--------------------------------------------------------------------------------
Investment Portfolio
--------------------------------------------------------------------------------
October 31, 2000
(In thousands)

Common Stocks - 59.3%                                         SHARES     VALUE
--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 9.8%
Depository Institutions - 2.9%
Banco Bilbao Vizcaya Argentaria S.A                             70     $    927
Bayerische HypoVereinsbank                                      10          550
Chase Manhattan Corp.                                           18          819
First Union Corp.                                               (a)          (a)
Royal Bank of Scotland Group PLC                                47        1,054
Royal Bank of Scotland Group PLC
 Value Shares (b)                                               47           55
The Bank of Tokyo Mitsubishi                                    46          552
Wells Fargo & Co.                                                7          324
                                                                       --------
                                                                          4,281
                                                                       --------
Financial Services - 0.3%
The Goldman Sachs Group, Inc.                                    5          499
                                                                       --------
Holding & Other Investment Office - 0.5%
Zurich Insurance (b)                                             1          714
                                                                       --------
Insurance Agents & Brokers - 0.7%
Marsh & McLennan Companies, Inc.                                 8        1,046
                                                                       --------
Insurance Carriers - 3.9%
Ace, Ltd.                                                       10          393
American International Group, Inc.                              26        2,499
Citigroup, Inc.                                                 47        2,456
Tokio Marine & Fire Insurance Co., Ltd.                         25          276
                                                                       --------
                                                                          5,624
                                                                       --------
Nondepository Credit Institutions - 1.1%
Capital One Financial Corp.                                     13          821
Freddie Mac                                                     12          720
                                                                       --------
                                                                          1,541
                                                                       --------
Real Estate - 0.2%
Boston Properties, Inc.                                          8          316
                                                                       --------
Real Estate Investment Trusts - 0.2%
Equity Residential Properties Trust                              5          226
Simon Property Group, Inc.                                       6          123
                                                                       --------
                                                                            349
                                                                       --------
--------------------------------------------------------------------------------
MANUFACTURING - 25.8%
Chemicals & Allied Products - 6.9%
Amgen, Inc.                                                      9          521
Aventis S.A                                                     15        1,071
Bristol-Myers Squibb Co.                                        17        1,036
E.I. DuPont De Nemours & Co.                                    13          590
Genentech, Inc. (b)                                              8          660
Merck & Co., Inc.                                               19        1,691
Pfizer, Inc.                                                    30        1,306
Pharmacia Corp.                                                 18          982
Procter & Gamble Co.                                            10          714
Schering-Plough Corp.                                           28        1,447
                                                                       --------
                                                                         10,018
                                                                       --------
Communications Equipment - 3.8%
Corning, Inc.                                                   14        1,071
Exodus Communications, Inc. (b)                                  8          269
JDS Uniphase Corp. (b)                                           4          325
Philips Electronics NV                                          36        1,404
Sony Corp.                                                      15        1,199
Telefonakteibolaget LM Ericsson                                 60          832
TyCom, Ltd. (b)                                                 12          402
UTStarcom, Inc. (b)                                              5          100
                                                                       --------
                                                                          5,602
                                                                       --------
Electrical Industrial Equipment - 2.1%
General Electric Co.                                            55        3,026
                                                                       --------
Electronic Components - 1.0%
Intel Corp. (b)                                                 34        1,530
                                                                       --------
Food & Kindred Products - 1.2%
Nestle AG Registered Shares                                    (a)          725
PepsiCo, Inc.                                                   24        1,163
                                                                       --------
                                                                          1,888
                                                                       --------
Machinery & Computer Equipment - 4.6%
Cisco Systems, Inc. (b)                                         50        2,694
EMC Corp. (b)                                                   23        2,048
Hewlett-Packard Co.                                             22        1,022
Unaxis Holding AG Registered Shares                              4          962
                                                                       --------
                                                                          6,726
                                                                       --------
Measuring & Analyzing Instruments - 0.8%
Agilent Technologies, Inc. (b)                                   4          194
Medtronic, Inc.                                                  9          489
Raytheon Co. Class B                                             9          297
Teradyne, Inc. (b)                                               7          219
                                                                       --------
                                                                          1,199
                                                                       --------
Miscellaneous Manufacturing - 1.5%
Deere & Co.                                                      8          302
Illinois Tool Works, Inc.                                        9          503
Tyco International Ltd.                                         25        1,417
                                                                       --------
                                                                          2,222
                                                                       --------
Paper Products - 0.2%
International Paper Co.                                          9          330
                                                                       --------
Petroleum Refining - 1.8%
Exxon Mobil Corp.                                               19        1,694
BP Amoco PLC ADR                                                17          866
                                                                       --------
                                                                          2,560
                                                                       --------
Primary Metal - 0.7%
Alcoa, Inc.                                                     20          574
Nucor Corp.                                                     11          381
                                                                       --------
                                                                            955
                                                                       --------
Transportation Equipment - 1.2%
Ford Motor Co.                                                  24          639
General Dynamics Corp.                                           6          429
General Motors Corp.                                            10          621
                                                                       --------
                                                                          1,689
                                                                       --------
--------------------------------------------------------------------------------
MINING & ENERGY - 1.4%
Crude Petroleum & Natural Gas - 0.3%
Conoco, Inc. Class B                                            17          457
                                                                       --------
Oil & Gas Extraction - 0.3%
PetroChina Co., Ltd. ADR                                        22          466
                                                                       --------
Oil & Gas Field Services - 0.8%
Schlumberger Ltd.                                               15        1,142
                                                                       --------

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
October 31, 2000
(In thousands)

Common Stocks (continued)                                     SHARES     VALUE
--------------------------------------------------------------------------------
RETAIL TRADE - 3.7%
Apparel & Accessory Stores - 0.5%
Kohl's Corp. (b)                                                14     $    759
                                                                       --------
Building, Hardware & Garden Supply - 0.7%
Home Depot, Inc.                                                25        1,075
                                                                       --------
Food Stores - 0.9%
Safeway, Inc. (b)                                               23        1,258
                                                                       --------
General Merchandise Stores - 1.1%
Wal-Mart Stores, Inc.                                           36        1,634
                                                                       --------
Restaurants - 0.5%
McDonald's Corp.                                                22          682
                                                                       --------
--------------------------------------------------------------------------------
SERVICES - 7.1%
Business Services - 2.3%
Concord EFS, Inc. (b)                                           20          826
Sun Microsystems, Inc. (b)                                      19        2,107
Young & Rubicam, Inc. (g)                                        7          392
                                                                       --------
                                                                          3,325
                                                                       --------
Computer Related Services - 1.3%
America Online, Inc.                                            22        1,109
Network Appliance, Inc. (b)                                      7          833
                                                                       --------
                                                                          1,942
                                                                       --------
Computer Software - 3.5%
Affiliated Computer Services, Inc.
   Class A (b)                                                  17          947
Microsoft Corp. (b)                                             28        1,928
Oracle Corp. (b)                                                62        2,046
Softbank Corp.                                                   2          120
                                                                       --------
                                                                          5,041
                                                                       --------
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 11.5%
Broadcasting - 2.2%
Charter Communications, Inc. (b)                                28          546
Clear Channel Communications, Inc. (b)                           6          360
Comcast Corp. Special Class A                                   17          693
Infineon Technologies AG ADR (b)                                 9          399
Time Warner, Inc.                                               11          835
Viacom, Inc., Class A (b)                                        7          401
                                                                       --------
                                                                          3,234
                                                                       --------
Communications - 0.1%
Infonet Services Corp., Class B (b)                             18          117
                                                                       --------
Electric Services - 1.3%
AES Corp. (b)                                                   15          848
Exelon Corp.                                                     6          368
PG&E Corp.                                                      21          566
Southern Energy, Inc. (b)                                        5          125
                                                                       --------
                                                                          1,907
                                                                       --------
Gas Services - 1.7%
Enron Corp.                                                     18        1,477
Kinder Morgan, Inc.                                             25          964
                                                                       --------
                                                                          2,441
                                                                       --------
Telecommunications - 6.2%
AT&T Corp.                                                      20          464
China Unicom Ltd.                                               24           48
China Unicom Ltd. ADR                                            8          168
Nippon Telegraph & Telephone Corp.                             (a)          710
Nokia Oyj (b)                                                   40        1,647
SBC Communications, Inc., Class A                               21        1,212
SKY Perfect Communications, Inc. (b)                           (a)          221
Verizon Communications                                          20        1,156
Vodafone PLC                                                   587        2,457
Williams Communications
   Group, Inc. (b)                                              14          256
WorldCom, Inc. (b)                                              31          736
                                                                       --------
                                                                          9,075
                                                                       --------
TOTAL COMMON STOCKS
   (cost of $67,178)                                                     86,670
                                                                       --------
Preferred Stocks - 0.2%
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 0.2%
Broadcasting - 0.1%
Granite Broadcasting Corp.
   12.750% PIK                                                  (a)          30
PriMedia Inc. 9.200%                                             1           45
                                                                       --------
                                                                             75
                                                                       --------
Cable - 0.1%
CSC Holdings Ltd.,
   11.125% PIK, Series M                                         1          128
                                                                       --------
Communications - 0.0%
Dobson Communications Corp.
   12.250% PIK                                                  (a)          20
                                                                       --------
TOTAL PREFERRED STOCK
   (cost of $213)                                                           223
                                                                       --------
Warrants - 0.0%
--------------------------------------------------------------------------------
RETAIL TRADE - 0.0%
Food Stores
Ono Finance PLC (c)                                             (a)           4
                                                                       --------
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
   GAS & SANITARY Services - 0.0%
Cable - 0.0%
Cable Satisfaction International, Inc.                          (a)          (a)
                                                                       --------
Telecommunications - 0.0%
AirGate PCS, Inc. (b)                                           (a)           2
Carrier 1 International                                         (a)           3
XM Satellite Radio Holdings, Inc.                               (a)           7
                                                                       --------
                                                                             12
                                                                       --------
TOTAL WARRANTS
   (cost of $11)                                                             16
                                                                       --------

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
October 31, 2000
(In thousands)

Bonds & Notes - 37.2%                                         PAR        VALUE
--------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - 11.6%
CONSTRUCTION - 0.1%
Building Construction
Atrium Companies, Inc.,
   10.500% 5/1/09                                           $   50     $     44
Morrison Knudsen
   11.000% 07/01/10 (c)                                         65           55
                                                                       --------
                                                                             99
                                                                       --------
--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 4.5%
Depository Institutions - 0.7%
Citicorp,
   8.040% 12/15/19 (c)                                       1,050        1,044
Sovereign Bancorp, Inc.,
   10.500% 11/15/06                                             50           51
                                                                       --------
                                                                          1,095
                                                                       --------
Financial Services - 0.3%
Covad Communications Group, Inc.,
   12.000% 2/15/10                                              25           14
Ono Finance PLC
   13.000% 5/1/09                                               50           38
   14.000% 7/15/10 (c)                                          55           47
PDVSA Finance Ltd., Series 1999 I,
   9.750% 2/15/10                                              370          366
                                                                       --------
                                                                            465
                                                                       --------
Insurance Carriers - 1.1%
Florida Windstorm Underwriting Assoc.:
   6.500% 8/25/02 (c)                                          350          344
   7.125% 2/25/19 (c)                                          950          890
Transamerica Finance Corp.,
   6.125% 11/1/01                                              400          396
                                                                       --------
                                                                          1,630
                                                                       --------
Nondepository Credit Institutions - 2.4%
Associates Corp. of North America,
   5.875% 7/15/02                                            1,000          983
Ford Motor Credit Co.,
   7.250% 1/15/03                                              750          749
Household Finance Corp.,
   5.875% 11/1/02                                            1,000          976
National Rural Utilities Cooperative
 Finance Corp.,
   6.000% 1/15/04                                              750          731
                                                                       --------
                                                                          3,439
                                                                       --------
--------------------------------------------------------------------------------
MANUFACTURING - 2.4%
Chemicals & Allied Products - 0.9%
Agricultural Minerals Co., L.P.,
   10.750% 9/30/03                                              40           26
Allied Waste North America, Inc.,
   10.000% 8/1/09                                               90           78
Bio-Rad Laboratories, Inc.,
   11.625% 2/15/07                                              85           88
CP KELCO
   11.875% 9/15/10 (c)                                          25           21
Hanson Overseas BV,
   6.750% 9/15/05                                              850          825
Huntsman ICI Holdings L.L.C.,
   (d) 12/31/09                                                210           63
HydroChem Industrial Services, Inc.,
   10.375% 8/1/07                                               50           36
Lyondell Chemical Co.:
   9.625% 5/1/07                                                50           49
   10.875% 5/1/09                                               30           28
PCI Chemicals Canada, Inc.,
   9.250% 10/15/07                                              45           15
Sterling Chemicals, Inc.,
   11.250% 4/1/07                                              100           55
Terra Industries, Inc.,
   10.500% 6/15/05                                              50           32
Texas Petrochemical Corp.,
   11.125% 7/1/06                                               50           41
                                                                       --------
                                                                          1,357
                                                                       --------
Electronic & Electrical Equipment - 0.1%
Ekabel Hessen,
   14.500% 9/1/10 (c)                                           20           19
Flextronics International Ltd.,
   9.875% 7/1/10 (c)                                            35           35
Gentek, Inc.,
   11.000% 8/1/09                                               50           50
TransDigm, Inc.,
   10.375% 12/1/08                                              50           46
                                                                       --------
                                                                            150
                                                                       --------
Fabricated Metal - 0.1%
Earle M. Jorgensen & Co.,
   9.500% 4/1/05                                                50           43
Euramax International, PLC,
   11.250% 10/1/06                                             100           83
                                                                       --------
                                                                            126
                                                                       --------
Food & Kindred Products - 0.0%
Premier International Foods, PLC,
   12.000% 9/1/09                                              100           78
                                                                       --------
Furniture & Fixtures - 0.0%
Juno Lighting, Inc.,
   11.875% 7/1/09                                               25           21
                                                                       --------
Machinery & Computer Equipment - 0.0%
Flowserve Corp.,
   12.250% 08/15/10 (c)                                         30           31
IMO Industries, Inc.,
   11.750% 5/1/06                                               50           50
                                                                       --------
                                                                             81
                                                                       --------
Measuring & Analyzing Instruments - 0.0%
Envirosource, Inc.,
   9.750% 6/15/03                                               50           18
                                                                       --------

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
October 31, 2000
(In thousands)

Bonds & Notes (continued)                                     PAR        VALUE
--------------------------------------------------------------------------------
MANUFACTURING (continued)
Miscellaneous Manufacturing - 0.7%
Actuant Corp.,
   13.000% 5/1/09                                           $   15     $     15
Blount, Inc.,
   13.000% 8/1/09                                               65           55
Koppers Industries, Inc.,
   9.875% 12/1/07                                               50           47
Owens-Illinois, Inc.,
   7.500% 5/15/10                                              100           68
Polymer Group, Inc.,
   9.000% 7/1/07                                                25           18
Raytheon Co.
   6.750% 8/15/07                                              800          770
Special Devices, Inc.,
   11.375% 12/15/08                                             30            7
Tekni-Plex Inc.,
   12.750% 6/15/10                                              30           27
Werner Holding Co.
   10.000% 11/15/07                                             50           48
                                                                       --------
                                                                          1,055
                                                                       --------
Paper Products - 0.3%
Gaylord Container Corp.,
   9.750% 6/15/07                                              200          134
Repap New Brunswick, Inc.,
   10.625% 4/15/05                                              80           82
Riverwood International Corp.,
   10.875% 4/1/08                                              150          135
Stone Container Corp.,
   10.750% 10/1/02                                              50           51
                                                                       --------
                                                                            402
                                                                       --------
Petroleum Refining - 0.0%
Benton Oil & Gas Co.:
   9.375% 11/1/07                                               50           30
   11.625% 5/1/03                                               15           11
                                                                       --------
                                                                             41
                                                                       --------
Primary Metal - 0.2%
AK Steel Corp.,
   7.875% 2/15/09                                               50           45
Algoma Steel, Inc.,
   12.375% 7/15/05                                              50           28
Bayou Steel Corp.,
   9.500% 5/15/08                                               50           30
Kaiser Aluminum & Chemcial Corp.:
   10.875% 10/15/06                                            100           85
   12.750% 2/1/03                                               25           18
Keystone Consolidated Industries, Inc.,
   9.625% 8/1/07                                                50           32
Renco Metals, Inc.,
   11.500% 7/1/03                                               50           19
WCI Steel Inc.,
   10.000% 12/1/04                                              65           54
Wheeling-Pittsburgh Corp.,
   9.250% 11/15/07 (f)                                         100            8
                                                                       --------
                                                                            319
                                                                       --------
Printing & Publishing - 0.0%
American Lawyer Media, Inc.,
   9.750% 12/15/07                                              35           31
Cable Satisfaction International, Inc.,
   12.750% 3/1/10                                               25           22
                                                                       --------
                                                                             53
                                                                       --------
Textile Mill Products - 0.1%
Collins & Aikman Products Co.:
   10.000% 1/15/07                                              65           64
   11.500% 4/15/06                                              50           42
                                                                       --------
                                                                            106
                                                                       --------
Transportation Equipment - 0.0%
LDM Technologies, Inc.,
   10.750% 1/15/07                                              50           32
                                                                       --------
--------------------------------------------------------------------------------
MINING & ENERGY - 0.3%
Coal Mining - 0.0%
AEI Resources, Inc.,
   10.500% 12/15/05 (f)(c)                                      50            5
                                                                       --------
Gold & Silver Mining - 0.0%
Callahan Nordheim,
   14.000% 7/15/10 (c)                                          25           24
                                                                       --------
Oil & Gas Extraction - 0.3%
Belden & Blake Corp.,
   9.875% 6/15/07                                               35           29
HS Resources, Inc.,
   9.250% 11/15/06                                              40           40
Magnum Hunter Resources, Inc.,
   10.000% 6/1/07                                               65           64
Mariner Energy, Inc.,
   10.500% 8/1/06                                               80           76
Ocean Energy, Inc.,
   8.875% 7/15/07                                              100          101
Vintage Petroleum, Inc.,
   9.750% 6/30/09                                              100          105
                                                                       --------
                                                                            415
                                                                       --------
Oil & Gas Field Services - 0.0%
RBF Finance Co.,
   11.000% 3/15/06                                              25           29
                                                                       --------
--------------------------------------------------------------------------------
RETAIL TRADE - 0.5%
Food Stores - 0.0%
Partner Communications,
   13.000% 8/15/10                                              35           30
                                                                       --------
General Merchandise Stores - 0.5%
Target Corp.,
   6.400% 2/15/03                                              750          736
                                                                       --------
--------------------------------------------------------------------------------
SERVICES - 0.5%
Amusement & Recreation - 0.3%
Anchor Gaming,
   9.875% 10/15/05                                              25           25
Coast Hotels & Casinos, Inc.,
   9.500% 4/1/09                                                80           78

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
October 31, 2000
(In thousands)

Bonds & Notes (continued))                                    PAR        VALUE
--------------------------------------------------------------------------------
SERVICES (continued)
Hollywood Casino Corp.,
   11.250% 5/1/07                                           $   75     $     79
Hollywood Park, Inc.,
   9.500% 8/1/07                                                25           26
Horseshoe Gaming, L.L.C.,
   9.375% 6/15/07                                               75           75
Mohegan Tribal Gaming Authority,
   8.750% 1/1/09                                               150          147
                                                                       --------
                                                                            430
                                                                       --------
Health Services - 0.1%
Dynacare, Inc.,
   10.750% 1/15/06                                              10           10
Magellan Health Services
   9.000% 2/15/08                                               55           35
Tenet Healthcare Corp.:
   8.125% 12/1/08                                              100           96
   8.625% 1/15/07                                               25           24
                                                                       --------
                                                                            165
                                                                       --------
Hotels, Camps & Lodging - 0.1%
Eldorado Resorts L.L.C.,
   10.500% 8/15/06                                              50           50
Mandalay Resort Group,
   10.250% 8/1/07                                               50           51
MGM Mirage,
   8.500% 9/15/10                                               75           74
                                                                       --------
                                                                            175
                                                                       --------
Other Services - 0.0%
Intertek Finance, PLC,
   10.250% 11/01/06 (f)                                         50           23
                                                                       --------
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 3.3%
Air Transportation - 0.1%
U.S. Air, Inc.,
   10.375% 3/1/13                                               85           78
                                                                       --------
Broadcasting - 0.2%
Allbritton Communications Co.,
   9.750% 11/30/07                                              50           48
Cumulus Media, Inc.,
   10.375% 7/1/08                                               25           20
Fox Family Worldwide, Inc.,
   9.250% 11/1/07                                               25           24
LIN Holding Corp.,
   stepped coupon, (10.00% 6/15/02)
   (e) 3/1/08                                                  100           71
Sinclair Broadcast Group, Inc.,
   9.000% 7/15/07                                               75           67
                                                                       --------
                                                                            230
                                                                       --------
Cable - 0.7%
Adelphia Communications Corp.:
   8.375% 2/1/08                                               200          165
   9.875% 3/1/07                                                40           36
Charter Communications Holdings, L.L.C.,
   stepped coupon, (9.920% 04/01/04)
   (e) 4/1/11                                                  200          117
EchoStar DBS Corp.,
   9.250% 2/1/06                                               150          148
FrontierVision Holdings L.P.
   stepped coupon, (11.875% 09/15/01)
   (e) 9/15/07                                                 160          136
NTL, Inc.:
   stepped coupon, (9.750% 04/15/04)
   (e) 4/15/09                                                 200          131
   11.875% 10/1/10 (c)                                         140          133
Northland Cable Television, Inc.,
   10.250% 11/15/07                                             65           47
Telewest Communication PLC,
   stepped coupon (11.000% 10/01/00)
   (e) 10/1/07                                                 100           86
                                                                       --------
                                                                            999
                                                                       --------
Communications - 0.3%
Call-Net Enterprises, Inc.,
   stepped coupon, (10.800% 05/15/04)
   (e) 5/15/09                                                 100           25
   8.000% 8/15/08                                               15            6
   9.375% 5/15/09                                                5            2
Centennial Cellular Corp.,
   10.750% 12/15/08                                             50           49
Exodus Communications, Inc.,
   10.750% 12/15/09                                             75           67
   11.625% 07/15/10 (c)                                         10            9
Spectrasite Holdings, Inc.:
   stepped coupon, (11.250% 04/15/04)
   (e) 4/15/09                                                 120           62
   10.750% 3/15/10                                              10            9
Time Warner Telecom L.L.C.,
   9.750% 7/15/08                                               50           44
United Pan-Europe Communications N.V.,
   11.500% 2/1/10                                               75           57
XM Satellite Radio Inc.,
   14.000% 3/15/10                                              50           34
                                                                       --------
                                                                            364
                                                                       --------
Communications Services - 0.1%
Crown Castle International Corp.,
   stepped coupon (10.375% 5/15/04)
   (e) 5/15/11                                                 145           91
                                                                       --------
Electric, Gas & Sanitary Services - 0.0%
CMS Energy
   9.875% 10/15/07                                              25           25
                                                                       --------
Electric Services - 0.8%
AES Corp.,
   9.500% 6/1/09                                               100          102
Israel Electric Corp., Ltd.,
   7.750% 3/1/09 (c)                                         1,000          938
                                                                       --------
                                                                          1,040
                                                                       --------
Motor Freight & Warehousing - 0.0%
MTL, Inc.,
   10.000% 6/15/06                                              25           17
                                                                       --------

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
October 31, 2000
(In thousands)

Bonds & Notes (continued))                                    PAR        VALUE
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
   GAS & SANITARY SERVICES (continued)
Telecommunications - 1.1%
AirGate PCS, Inc.,
   stepped coupon, (13.500% 10/01/04)
   (e) 10/1/09                                              $   40     $     23
Carrier 1 International,
   13.250% 2/15/09                                              50           38
Clearnet Communications, Inc.,
   stepped coupon, (14.750% 12/15/00)
   (e) 12/15/05                                                 50           53
Flag Telecom Holdings Ltd.:
   11.625% 3/30/10                                              25           21
   11.625% 3/30/10 (c)                                          35           25
Global Crossing Inc.,
   9.125% 11/15/06 (c)                                          60           57
Horizon PCS Inc.,
   stepped coupon (14.000% 10/1/05)
   (e) 10/1/10                                                  45           22
Hyperion Telecommunications, Inc.,
   stepped coupon (9.750% 4/15/01)
   (e) 04/15/03                                                 50           38
Jazztel PLC:
   13.250% 12/15/09                                             25           15
   14.000% 7/15/10 (c)                                          10            6
Level 3 Communications:
   10.750% 3/15/08 (c)                                          50           37
   11.000% 3/15/08                                              35           32
McLeodUSA, Inc.
   stepped coupon, (10.500% 03/01/02)
   (e) 3/1/07                                                  100           82
   8.375% 3/15/08                                               20           18
Metromedia Fiber Network, Inc.,
   10.000% 11/15/08                                            100           89
Nextlink Communications, Inc.,
   10.750% 6/1/09                                              100           88
Nextel Communications, Inc.:
   stepped coupon, (9.750% 10/31/02)
   (e) 10/31/07                                                 85           66
   9.375% 11/15/09                                             100           97
Nextel International, Inc.:
   12.750% 8/1/10 (c)                                          100           91
   stepped coupon, (12.125% 04/15/03)
   (e) 4/15/08                                                  25           15
Nextel Partners, Inc.,
   11.000% 3/15/10                                              50           50
RCN Corp.,
   stepped coupon, (11.125% 10/15/02)
   (e) 10/15/07                                                100           49
Rogers Cantel, Inc.,
   9.750% 6/1/16                                               100          107
Sprint Spectrum L.P.,
   stepped coupon, (12.500% 08/15/01)
   (e) 8/15/06                                                 100           99
TeleCorp PCS, Inc.,
   stepped coupon (11.625% 4/15/04)
   (e) 4/15/09                                                 100           64
Viatel, Inc.,
   11.500% 3/15/09                                              50           26
Williams Communications Group, Inc.,
   10.875% 10/1/09                                              80           68
   11.700% 8/1/08                                               45           40
Winstar Communications Unit
   12.750% 4/15/10                                              25           18
WinStar Equipment Corp.,
   12.500% 4/15/08                                              60           44
Worldwide Fiber, Inc.,
   12.000% 8/1/09                                               75           59
                                                                       --------
                                                                          1,537
                                                                       --------
TOTAL CORPORATE FIXED INCOME
BONDS & NOTES
   (cost of $20,788)                                                     16,980
                                                                       --------
                                       CURRENCY
--------------------------------------------------------------------------------
FOREIGN GOVERNMENT &
   AGENCY OBLIGATIONS - 5.1%
Buoni Poliennali Del Tes,                EU
   7.750% 11/1/06                                              533          506
Deutschland Republic:                    EU
   5.250% 7/4/10                                               255          217
   6.000% 1/5/06                                               368          324
Government of Canada:                    CD
   6.000% 9/1/05                                               390          258
   10.000% 6/1/08                                              120           98
Government of France:                    EU
   5.500% 4/25/10                                              155          133
   6.750% 10/25/04                                             397          356
Government of New Zealand,               NZ
   8.000% 11/15/06                                             500          213
Government of Poland,                     $
   8.500% 10/12/04                                           1,370          231
Hellenic Republic,                       GD
   8.900% 3/21/04                                          100,200          274
Kingdom of Norway:                       NK
   6.750% 1/15/07                                            2,360          257
   9.500% 10/31/02                                           4,050          454
Kingdom of Sweden,                       SK
   6.000% 2/9/05                                             1,800          187
Ministry of Finance Russia
   Government B,                         DM
   9.000% 03/25/04                                              50           19
Queensland Treasury,                     A$
   8.000% 9/14/07                                              265          150

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
October 31, 2000
(In thousands)

Bonds & Notes (continued)             CURRENCY                PAR        VALUE
--------------------------------------------------------------------------------
Republic of Argentina,                   DM
   11.250% 04/10/06                                            200     $     86
Republic of Brazil:                       $
   11.000% 8/17/40                                             355          272
   11.250% 7/26/07                                             250          247
   12.000% 11/17/06                                            200          185
Republic of Bulgaria,
   7.063% 7/28/11                                              316          236
Republic of Colombia:
   9.750% 4/23/09                                              149          119
   11.750% 2/25/20                                             180          144
Republic of Panama,
   10.750% 5/15/20                                             100           98
Republic of South Africa,
   13.000% 8/31/10                                           1,240          161
Republic of Turkey,
   12.375% 6/15/09                                             275          276
Republic of Venezuela,
   9.250% 9/15/27                                              140           92
Russian Federation,
   11.000% 7/24/18                                             925          676
United Kingdom Treasury,                 KB
   7.500% 12/7/06                                              310          495
United Mexican States:                    $
   6.250% 12/31/19                                             250          219
   9.875% 2/1/10                                               410          424
   10.375% 1/29/03                       DM                    270          125
                                                                       --------
TOTAL FOREIGN GOVERNMENT
& AGENCY OBLIGATIONS
   (cost of $9,162)                                                       7,532
                                                                       --------
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 20.0%
Government Agencies - 9.6%
Federal Home Loan Mortgage Corp.:
   6.500% 2014-2030                                         $5,668        5,498
   7.000% 2029-2030                                          2,215        2,171
   8.000% 7/1/20                                               410          415
                                                                       --------
                                                                          8,084
                                                                       --------
Federal National Mortgage Association:
   5.125% 2/13/04                                            1,250        1,200
   6.625% 9/15/09                                            1,600        1,590
   7.125% 2/15/05                                            1,050        1,073
                                                                       --------
                                                                          3,863
                                                                       --------
Government National Mortgage Association,
   6.000% 1/15/29                                            2,161        2,036
                                                                       --------
Government Obligations - 10.4%
U.S. Treasury Bonds:
   8.125% 8/15/19                                              800          988
   8.750% 5/15/17                                            2,475        3,180
   11.625% 11/15/04                                          1,572        1,889
   12.000% 8/15/13                                           1,323        1,808
                                                                       --------
                                                                          7,865
                                                                       --------
U.S. Treasury Notes:
   6.500% 2/15/10                                            4,750        4,972
   11.875% 11/15/03                                          2,000        2,322
                                                                       --------
                                                                          7,294
                                                                       --------
TOTAL U.S. GOVERNMENT
& AGENCY OBLIGATIONS
   (cost of $24,952)                                                     29,142
                                                                       --------
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES - 0.5%
JP Morgan Commerical Mortgage Finance Corp.,
   Series 1999-C8, Class A2,
   7.40% 7/15/31                                               700          709
                                                                       --------
Total ASSET-BACKED SECURITIES
   (cost of $901)                                                           709
                                                                       --------
Total BONDS & NOTES
   (cost of $55,802)                                                     54,363
                                                                       --------
Total INVESTMENTS
   (cost of $123,205) (h)                                               141,272
                                                                       --------
Short-Term Obligations - 3.2%
--------------------------------------------------------------------------------
Repurchase agreement with SBC Warburg Ltd.,
dated 10/31/00, due 11/1/00 at 6.570%,
collateralized by U.S. Treasury notes with various
maturities to 2024, market value $4,661
(repurchase proceeds $4,614)                                 4,613        4,613
                                                                       --------
Forward Currency Contracts - 0.1%                                            94
--------------------------------------------------------------------------------
Other Assets & Liabilities, Net - 0.0%                                      (30)
--------------------------------------------------------------------------------
Net Assets - 100.0%                                                    $145,949
                                                                       ========
Notes to Investment Portfolio:
--------------------------------------------------------------------------------

(a)   Rounds to less than one.
(b)   Non-income producing.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2000 the value of these securities amounted to $3,848 or 2.6% of net assets.
(d)   Zero coupon bond.
(e) Currently zero coupon. Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing this rate.
(f) This issuer is in default of certain debt covenants. Income is not being produced.
(g) Fair value as determined in good faith under the direction of the trustees.
(h)   Cost for federal income tax purposes is $123,237.

      ADR-American Depositary Receipt

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
October 31, 2000
(In thousands)

Notes to Investment Portfolio (continued)
--------------------------------------------------------------------------------
(i) As of October 31, 2000, the Fund has entered into the following portfolio hedges:

                                                           Net Unrealized
                                                            Appreciation
     Contracts         In Exchange      Settlement         (Depreciation)
    to Deliver             For             Date                 (US$)
--------------------------------------------------------------------------------
     CD    254          US$   167        12/01/00                 1
     EU    698          US$   593        11/07/00                42
     EU    757          US$   643        11/20/00                 6
     KB    421          US$   610        11/08/00                20
     NK  3,497          US$   376        12/07/00               (8)
     NZ    490          US$   195        11/09/00                27
     SK  1,700          US$   170        11/20/00                 6
                                                               ----
                                                                 94
                                                               ----
   Summary of Securities
         by Country                   Country          Value         % of Total
--------------------------------------------------------------------------------
   United States                                     $119,813           84.8
   United Kingdom                        UK             3,059            2.2
   Switzerland                           Sz             2,402            1.7
   Japan                                 Ja             2,368            1.7
   Finland                               Fi             1,647            1.2
   France                                Fr             1,560            1.1
   Netherlands                           Ne             1,404            1.0
   Sweden                                Sw             1,019            0.7
   Spain                                 Sp               927            0.6
   Mexico                                Mx               768            0.5
   Norway                                No               711            0.5
   Brazil                                Bz               704            0.5
   Russia                                RU               695            0.5
   Hong Kong                             HK               682            0.4
   Germany                                G               550            0.4
   Italy                                 It               506            0.4
   Canada                                Ca               356            0.2
   Turkey                                Tu               276            0.2
   Greece                                Gr               274            0.2
   Colombia                              Co               263            0.2
   Bulgaria                              Bu               236            0.2
   Poland                                Po               231            0.2
   New Zealand                           NZ               213            0.1
   South Africa                          SA               161            0.1
   Australia                             Au               150            0.1
   Panama                                Pa                98            0.1
   Venezuela                             Ve                92            0.1
   Argentina                             Ar                86            0.1
   Denmark                               De                21            0.0
                                                     --------          -----
                                                     $141,272          100.0
                                                     ========          =====

Certain securities are listed by underlying exposure but may trade predominantly on other exchanges.

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
October 31, 2000
(In thousands except for per share amounts and footnotes)

Assets
Investments at value (cost $123,205)                               $ 141,272
Short-term obligations                                                 4,613
                                                                   ---------
                                                                     145,885
Cash, including foreign currencies
     (cost of $322)                                   $     322
Unrealized appreciation on
   forward currency contracts                               102
Receivable for:
   Investments sold                                          21
   Interest                                               1,186
   Fund shares sold                                          24
   Dividends                                                114
   Foreign tax reclaims                                      28
Other                                                         1        1,798
                                                      ---------    ---------
       Total Assets                                                  147,683

Liabilities
Unrealized depreciation on
   forward currency contracts                                 8
Payable for:
   Investments purchased                                  1,436
   Fund shares repurchased                                   70
Accrued:
   Management fee                                            85
   Bookkeeping fee                                            5
   Transfer agent fee                                        52
Other                                                        78
                                                      ---------
   Total Liabilities                                                   1,734
                                                                   ---------
Net Assets                                                         $ 145,949
                                                                   =========
Net asset value & redemption price per share -
   Class A ($47,340/3,376)                                         $   14.02(a)
                                                                   =========
Maximum offering price per share -
   Class A ($14.02/0.9525)                                         $   14.72(b)
                                                                   =========
Net asset value &  offering price per share -
   Class B ($91,239/6,523)                                         $   13.99(a)
                                                                   =========
Net asset value &  offering price per share -
   Class C ($7,370/526)                                            $   14.01(a)
                                                                   =========
Composition of Net Assets
Capital paid in                                                    $ 132,795
Undistributed net investment income                                      266
Accumulated net realized loss                                         (5,247)
Net unrealized appreciation (depreciation) on:
   Investments                                                        18,067
   Foreign currency transactions                                          68
                                                                   ---------
                                                                   $ 145,949
                                                                   =========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)   On sales of $50,000 or more the offering price is reduced.

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------
For the Year Ended October 31, 2000
(In thousands)

Investment Income
Dividends                                                          $     966
Interest                                                               5,316
                                                                   ---------
Total Investment Income (net of
nonreclaimable foreign taxes withheld
at source which amounted to $36)                                       6,282
Expenses
Management fee                                        $   1,119
Service fee                                                 398
Distribution fee - Class A                                   50
Distribution fee - Class B                                  761
Distribution fee - Class C                                   59
Transfer agent fee                                          546
Bookkeeping fee                                              65
Trustees' fee                                                11
Custodian fee                                                51
Audit fee                                                    16
Legal fee                                                     6
Registration fee                                             36
Reports to shareholders                                      27
Other                                                        11
                                                      ---------
Total Expenses                                            3,156
Fees waived by the Distributor-Class A                      (25)       3,131
                                                      ---------    ---------
     Net Investment Income                                             3,151
                                                                   ---------
Net Realized & Unrealized Gain (Loss)
on Portfolio Positions
Net realized gain (loss) on:
   Investments                                           (5,646)
   Foreign currency transactions                             87
                                                      ---------
       Net Realized Loss                                              (5,559)
Net change in unrealized appreciation/depreciation
   during the period on:
Investments                                               8,663
Foreign currency transactions                               107
                                                      ---------
   Net Change in Unrealized
     Appreciation/Depreciation                                         8,770
                                                                   ---------
   Net Gain                                                            3,211
                                                                   ---------
Increase in Net Assets from Operations                             $   6,362
                                                                   =========

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
(In thousands)

                                                         Year ended October 31,
Increase (Decrease) in Net Assets                         2000           1999
--------------------------------------------------------------------------------
Operations:
Net investment income                                  $   3,151      $   5,111
Net realized gain (loss)                                  (5,559)        19,872
Net change in unrealized
   appreciation/depreciation                               8,770        (11,605)
                                                       ---------      ---------
Net Increase from Operations                               6,362         13,378

Distributions:
From net investment income - Class A                      (1,296)        (1,696)
From net realized gains - Class A                         (5,536)        (2,112)
From net investment income - Class B                      (1,873)        (2,819)
From net realized gains - Class B                        (11,347)        (4,213)
From net investment income - Class C                        (148)          (217)
From net realized gains - Class C                           (927)          (328)
                                                       ---------      ---------
                                                         (14,765)         1,993
                                                       ---------      ---------
Fund Share Transactions:
Receipts for shares sold - Class A                         3,823          7,542
Value of distributions reinvested - Class A                6,445          3,596
Cost of shares repurchased - Class A                     (12,699)       (11,089)
                                                       ---------      ---------
                                                          (2,431)            49
                                                       ---------      ---------
Receipts for shares sold - Class B                        10,294         26,884
Value of distributions reinvested - Class B               12,366          6,630
Cost of shares repurchased - Class B                     (34,269)       (28,019)
                                                       ---------      ---------
                                                         (11,609)         5,495
                                                       ---------      ---------
Receipts for shares sold - Class C                         1,349          2,530
Value of distributions reinvested - Class C                1,024            508
Cost of shares repurchased - Class C                      (3,339)        (2,275)
                                                       ---------      ---------
                                                            (966)           763
                                                       ---------      ---------
Net Increase (Decrease) from Fund
   Share Transactions                                    (15,006)         6,307
                                                       ---------      ---------
Total Increase (Decrease)                                (29,771)         8,300

Net Assets
Beginning of period                                      175,720        167,420
                                                       ---------      ---------
End of period (net of undistributed
   net investment income of
   $266 and $874, respectively)                        $ 145,949      $ 175,720
                                                       =========      =========
Number of Fund Shares
Sold - Class A                                               267            486
Issued for distributions reinvested
   - Class A                                                 461            235
Repurchased - Class A                                       (892)          (716)
                                                       ---------      ---------
                                                            (164)             5
                                                       ---------      ---------
Sold - Class B                                               721          1,736
Issued for distributions reinvested
   - Class B                                                 886            433
Repurchased - Class B                                     (2,406)        (1,814)
                                                       ---------      ---------
                                                            (799)           355
                                                       ---------      ---------
Sold - Class C                                                94            163
Issued for distributions reinvested
   - Class C                                                  73             33
Repurchased - Class C                                       (235)          (147)
                                                       ---------      ---------
                                                             (68)            49
                                                       ---------      ---------

See notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------
October 31, 2000

Note 1. Accounting Policies

Organization:

Liberty Strategic Balanced Fund (formerly Colonial Strategic Balanced Fund)(the
Fund), a series of Liberty Funds Trust III, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek current income and long term growth, consistent with prudent risk, by diversifying investments primarily in U.S. and foreign equity and debt securities. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and a distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security valuation and transactions:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Forward currency contracts are valued based on the weighted value of the contracts with similar maturities. Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

Determination of class net asset values and financial highlights:

All income, expenses (other than the Class A, Class B and Class C distribution fees), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, net investment income per share data reflects the distribution fee applicable to each class.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fee applicable to Class A, Class B and Class C shares.

Federal income taxes:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Interest income, debt discount and premium:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

Distributions to shareholders:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign currency transactions:

Net realized and unrealized gains (losses) on foreign currency transactions includes the gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
October 31, 2000

Forward currency contracts:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

Other:

Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonreclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any reclaim recorded when received. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

Note 2. Fees and Compensation Paid to Affiliates

Management fee:

Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.70% annually of the Fund's average net assets.

Bookkeeping fee:

The Advisor provides bookkeeping and pricing services for $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million.

Transfer agent fee:

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.236% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

Effective January 1, 2000 the Transfer Agent fee was changed to a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent receives reimbursement for certain out-of-pocket expenses.

Underwriting discounts, service and distribution fees:

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the year ended October 31, 2000 the Fund has been advised that the Distributor retained net underwriting discounts of $7,401 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $495, $415,340 and $1,853, on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.10% for Class A and 0.75% for Class B and Class C, annually, of the average net assets attributable to Class A, Class B, and Class C shares, respectively. Also, the Distributor has voluntarily agreed, until further notice, to waive a portion of the Class A share distribution fee so that it will not exceed 0.05% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Other:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 3. Portfolio Information

Investment activity:

During the year ended October 31, 2000 purchases and sales of investments, other than short-term obligations, were $122,052,332 and $147,833,429, respectively, of which $9,633,446 and $525,831, respectively, were U.S. government securities.

Unrealized appreciation (depreciation) at October 31, 2000, based on cost of investments for federal income tax purposes was:

      Gross unrealized appreciation                            $26,640,477
      Gross unrealized depreciation                             (8,605,477)
                                                               -----------
        Net unrealized appreciation                            $18,035,000
                                                               ===========

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
October 31, 2000

Capital loss carryforwards:

At October 31, 2000, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:

                Year of             Capital loss
              expiration            carryforward
              ----------            ------------
                 2008                $ 5,215,149

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

Other:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Note 4. Line of Credit

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. During the year ended October 31, 2000, the Fund utilized this facility on one occasion. On March 29, 2000, the Fund borrowed $3,000,000 at a rate of 6.48%. Interest expense of $1,080 incurred in connection with the borrowing is included in "Other" expenses on the Statement of Operations.

Note 5. Other Related Party Transactions

During the year ended October 31, 2000, the Fund used Alphatrade, a wholly owned subsidiary of Colonial Management Associates, Inc., as a broker. Total commissions paid to Alphatrade during the year were $38,358.

Note 6. Plan of Reorganization

The Board of Trustees of the Fund has approved a proposal to reorganize the Fund into The Liberty Fund. Shareholders of the Fund are scheduled to vote on the proposal at a special meeting to be held on December 27, 2000. If approved the reorganization is proposed to take place in January, 2001.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                             Year ended October 31, 2000
                                                    ----------------------------------------------
                                                     Class A           Class B       Class C
--------------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period               $  15.360         $  15.330     $  15.350
                                                    ---------         ---------     ---------
Income from Investment Operations:
Net investment income (a)                               0.351             0.250         0.250
Net realized and unrealized gain                        0.271             0.267         0.267
                                                    ---------         ---------     ---------
     Total from Investment Operations                   0.622             0.517         0.517
                                                    ---------         ---------     ---------
Less Distributions Declared to Shareholders:
From net investment income                             (0.369)           (0.264)       (0.264)
From net realized gains                                (1.593)           (1.593)       (1.593)
                                                    ---------         ---------     ---------
     Total Distributions Declared to Shareholders      (1.962)           (1.857)       (1.857)
                                                    ---------         ---------     ---------
Net asset value - End of period                     $  14.020         $  13.990     $  14.010
                                                    =========         =========     =========
Total return (c)                                         4.24% (d)         3.50%         3.49%
                                                    =========         =========     =========
Ratios to Average Net Assets:
Expenses (e)                                             1.48% (b)         2.18%         2.18%
Net investment income (e)                                2.46% (b)         1.76%         1.76%
Portfolio turnover                                         80%               80%           80%
Net assets at end of period (000)                   $  47,340         $  91,239     $   7,370

(a)   Per share data was calculated using average shares outstanding.
(b)   Net of fees waived by the Distributor which amounted to 0.05%.
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                            Year ended October 31, 1999
                                                    ----------------------------------------------
                                                     Class A           Class B       Class C
--------------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period               $  15.170         $  15.140     $  15.170
                                                    ---------         ---------     ---------
Income from Investment Operations:
Net investment income (a)                               0.504 (b)         0.409         0.409
Net realized and unrealized gain                        0.756             0.763         0.751
                                                    ---------         ---------     ---------
     Total from Investment Operations                   1.260             1.172         1.160
                                                    ---------         ---------     ---------
Less Distributions Declared to Shareholders:
From net investment income                             (0.470)           (0.382)       (0.380)
From net realized gains                                (0.600)           (0.600)       (0.600)
                                                    ---------         ---------     ---------
     Total Distributions Declared to Shareholders      (1.070)           (0.982)       (0.980)
                                                    ---------         ---------     ---------
Net asset value - End of period                     $  15.360         $  15.330     $  15.350
                                                    =========         =========     =========
Total return (c)                                         8.47% (d)         7.87%         7.78%
                                                    =========         =========     =========
Ratios to Average Net Assets:
Expenses (e)                                             1.55% (b)         2.17%         2.17%
Net investment income (e)                                3.26% (b)         2.64%         2.64%
Portfolio turnover                                         61%               61%           61%
Net assets at end of period (000)                   $  54,385         $ 112,213     $   9,122

(a) Per share data was calculated using average shares outstanding during the period.
(b) Net of fees waived by the Distributor which amounted to $0.005 and 0.05% (annualized).
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                           Year ended October 31, 1998
                                                       --------------------------------------
                                                        Class A      Class B      Class C
---------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                  $ 14.450     $ 14.430     $ 14.450
                                                       --------     --------     --------
Income from Investment Operations:
Net investment income (a) (b)                             0.418        0.350        0.350
Net realized and unrealized gain                          0.890        0.882        0.891
                                                       --------     --------     --------
     Total from Investment Operations                     1.308        1.232        1.241
                                                       --------     --------     --------
Less Distributions Declared to Shareholders:
From net investment income                               (0.440)      (0.374)      (0.373)
From net realized gains                                  (0.148)      (0.148)      (0.148)
                                                       --------     --------     --------
     Total Distributions Declared to Shareholders        (0.588)      (0.522)      (0.521)
                                                       --------     --------     --------
Net asset value - End of period                        $ 15.170     $ 15.140     $ 15.170
                                                       ========     ========     ========
Total return (c) (d)                                       9.25%        8.71%        8.76%
                                                       ========     ========     ========
Ratios to Average Net Assets:
Expenses (e)                                               1.69%        2.14%        2.14%
Net investment income (e)                                  2.76%        2.31%        2.31%
Fees and expenses waived or borne by the Advisor (e)       0.01%        0.01%        0.01%
Portfolio turnover                                           51%          51%           5%
Net assets at end of period (000)                      $ 53,639     $105,513     $  8,268

(a)   Net of fees and expenses waived or borne
      by the Advisor which amounted to:                $  0.001     $  0.001     $  0.001
(b)   Per share data was calculated using average
      shares outstanding during the period.
(c)   Total return at net asset value assuming no
      initial sales charge or contingent deferred
      sales charge.
(d)   Had the Advisor not waived or reimbursed a
      portion of expenses, total return would have
      been reduced.
(e)   The benefits derived from custody credits
      and directed brokerage arrangements had no
      impact.

                                                             Year ended October 31, 1997
                                                       --------------------------------------
                                                        Class A      Class B    Class C (b)
---------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                  $ 12.910     $ 12.890     $ 12.910
                                                       --------     --------     --------
Income from Investment Operations:
Net investment income (a) (c)                             0.404        0.342        0.342
Net realized and unrealized gain                          1.762        1.766        1.766
                                                       --------     --------     --------
     Total from Investment Operations                     2.166        2.108        2.108
                                                       --------     --------     --------
Less Distributions Declared to Shareholders:
From net investment income                               (0.393)      (0.335)      (0.335)
From net realized gains                                  (0.233)      (0.233)      (0.233)
                                                       --------     --------     --------
     Total Distributions Declared to Shareholders        (0.626)      (0.568)      (0.568)
                                                       --------     --------     --------
Net asset value - End of period                        $ 14.450     $ 14.430     $ 14.450
                                                       ========     ========     ========
Total return (d) (e)                                      17.24%       16.77%       16.75%
                                                       ========     ========     ========
Ratios to Average Net Assets:
Expenses (f)                                               1.65%        2.10%        2.10%
Net investment income (f)                                  2.93%        2.48%        2.48%
Fees and expenses waived or borne by the Advisor (f)       0.09%        0.09%        0.09%
Portfolio turnover                                           45%          45%          45%
Net assets at end of period (000)                      $ 45,736     $ 77,005     $  6,388

(a)   Net of fees and expenses waived or borne
      by the Advisor which amounted to:                $  0.013     $  0.013     $  0.013
(b)   Class D shares were redesignated Class C
      shares on July 1, 1997.
(c)   Per share data was calculated using average
      shares outstanding during the period.
(d)   Total return at net asset value assuming no
      initial sales charge or contingent deferred
      sales charge.
(e)   Had the Advisor not waived or reimbursed a
      portion of expenses, total return would have
      been reduced.
(f)   The benefits derived from custody credits
      and directed brokerage arrangements had no
      impact.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                            Year ended October 31, 1996
                                                       --------------------------------------
                                                        Class A      Class B      Class C
---------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                  $ 11.650     $ 11.640     $ 11.650
                                                       --------     --------     --------
Income from Investment Operations:
Net investment income (a) (b)                             0.369        0.314        0.314
Net realized and unrealized gain                          1.264        1.260        1.258
                                                       --------     --------     --------
     Total from Investment Operations                     1.633        1.574        1.572
                                                       --------     --------     --------
Less Distributions Declared to Shareholders:
From net investment income                               (0.333)      (0.284)      (0.272)
From net realized gains                                  (0.040)      (0.040)      (0.040)
                                                       --------     --------     --------
     Total Distributions Declared to Shareholders        (0.373)      (0.324)      (0.312)
                                                       --------     --------     --------
Net asset value - End of period                        $ 12.910     $ 12.890     $ 12.910
                                                       ========     ========     ========
Total return (c) (d)                                      14.24%       13.71%       13.68%
                                                       ========     ========     ========
Ratios to Average Net Assets:
Expenses (e)                                               1.65%        2.10%        2.10%
Net investment income (e)                                  2.99%        2.54%        2.54%
Fees and expenses waived or borne by the Advisor (e)       0.19%        0.19%        0.19%
Portfolio turnover                                           59%          59%          59%
Net assets at end of period (000)                      $ 25,580     $ 40,065     $  3,554

(a)   Net of fees and expenses waived or borne
      by the Advisor which amounted to:                $  0.023     $  0.023     $  0.023
(b)   Per share data was calculated using average
      shares outstanding during the period.
(c)   Total return at net asset value assuming no
      initial sales charge or contingent deferred
      sales charge.
(d)   Had the Advisor not waived or reimbursed a
      portion of expenses, total return would have
      been reduced.
(e)   The benefits derived from custody credits
      and directed brokerage arrangements had no
      impact.

--------------------------------------------------------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of Liberty Trust III and the Shareholders of Liberty Strategic Balanced Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liberty Strategic Balanced Fund (formerly Colonial Strategic Balanced Fund) (the Fund), a series of Liberty Funds Trust III, at October 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
January 3, 2001

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Trustees & Transfer Agent
--------------------------------------------------------------------------------

Tom Bleasdale
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

Lora S. Collins
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

James E. Grinnell
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

Richard W. Lowry
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

Salvatore Macera
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

William E. Mayer
Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

James L. Moody, Jr.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

John J. Neuhauser
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

Joseph R. Palombo
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc., Executive Vice President and Director of Colonial Management Associates, Inc. and Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Funds Group-Boston and Chief Operating Officer, Putnam Mutual Funds)

Thomas E. Stitzel
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

Anne-Lee Verville
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------
Important Information About This Report

The Transfer Agent for Liberty Strategic Balanced Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Strategic Balanced Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Performance Update.

Annual Report:
Liberty Strategic Balanced Fund

--------------------------------------------------------------------------------
Choose Liberty
--------------------------------------------------------------------------------

Because no single investment manager can be all things to all investors.(SM)

                                    LIBERTY
                                    --------
                                       FUNDS

ALL-STAR Institutional money management approach for individual investors.

COLONIAL        Fixed income and value style equity investing.

CRABBE          A contrarian approach to fixed income and equity investing.
HUSON

NEWPORT         A leader in international investing.(SM)

STEIN ROE       Innovative solutions for growth and income investing.
ADVISOR

[LOGO] KEYPORT  A leading provider of innovative annuity products.

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

Before you invest, consult your financial advisor.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

--------------------------------------------------------------------------------
LIBERTY STRATEGIC BALANCED FUND       Annual Report
--------------------------------------------------------------------------------

                                                            --------------------
[LOGO] LIBERTY                                               PRESORTED STANDARD
       --------                                                 U.S. POSTAGE
          FUNDS                                                     PAID
                                                                Holliston, MA
                                                                PERMIT NO. 20
                                                            --------------------

ALL-STAR * COLONIAL * CRABBE HUSON * NEWPORT * STEIN ROE ADVISOR

     Liberty Funds Distributor, Inc. (C) 2000
     One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
     www.libertyfunds.com

                                                791-02/718D-1100 (12/00) 00/2269

--------------------------------------------------------------------------------
Choose Liberty
--------------------------------------------------------------------------------

Because no single investment manager can be all things to all investors.(SM)

                                    LIBERTY
                                    --------
                                       FUNDS

ALL-STAR Institutional money management approach for individual investors.

COLONIAL        Fixed income and value style equity investing.

CRABBE          A contrarian approach to fixed income and equity investing.
HUSON

NEWPORT         A leader in international investing.(SM)

STEIN ROE       Innovative solutions for growth and income investing.
ADVISOR

[LOGO] KEYPORT  A leading provider of innovative annuity products.

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

Before you invest, consult your financial advisor.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

--------------------------------------------------------------------------------
LIBERTY STRATEGIC BALANCED FUND       Annual Report
--------------------------------------------------------------------------------

[LOGO] LIBERTY
       --------
          FUNDS

ALL-STAR * COLONIAL * CRABBE HUSON * NEWPORT * STEIN ROE ADVISOR

                                                791-02/718D-1100 (12/00) 00/2269

--------------------------------------------------------------------------------
Choose Liberty
--------------------------------------------------------------------------------

Because no single investment manager can be all things to all investors.(SM)

                                    LIBERTY
                                    --------
                                       FUNDS

ALL-STAR Institutional money management approach for individual investors.

COLONIAL        Fixed income and value style equity investing.

CRABBE          A contrarian approach to fixed income and equity investing.
HUSON

NEWPORT         A leader in international investing.(SM)

STEIN ROE       Innovative solutions for growth and income investing.
ADVISOR

[LOGO] KEYPORT  A leading provider of innovative annuity products.

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

Before you invest, consult your financial advisor.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

--------------------------------------------------------------------------------
LIBERTY STRATEGIC BALANCED FUND       Annual Report
--------------------------------------------------------------------------------

[LOGO] LIBERTY
       --------
          FUNDS

ALL-STAR * COLONIAL * CRABBE HUSON * NEWPORT * STEIN ROE ADVISOR

     Liberty Funds Distributor, Inc. (C) 2000
     One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
     www.libertyfunds.com

                                                791-02/718D-1100 (12/00) 00/2269